Annual Total Returns- Vanguard Long-Term Corporate Bond Index Fund (ETF Shares) [BarChart] - ETF Shares - Vanguard Long-Term Corporate Bond Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.19%	15.86%	12.29%	(5.92%)	16.74%	(4.63%)	10.59%	12.40%	(6.91%)	23.20%